Schedule I—Condensed Financial Information of Registrant	12 Months Ended
Dec. 31, 2016
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Schedule I—Condensed Financial Information of Registrant
SCHEDULE I—CONDENSED FINANCIAL INFORMATION OF REGISTRANT

CHENIERE ENERGY PARTNERS, L.P.

CONDENSED BALANCE SHEETS
(in thousands)

	December 31,
	2016	2015
ASSETS
Current assets
Cash and cash equivalents	$—	$109,950
Restricted cash	234,407	—
Prepaid expenses and other	447	187
Total current assets	234,854	110,137

Property, plant and equipment, net	78,789	58,410
Debt issuance and deferred financing costs, net	62,048	—
Investment in affiliates	2,616,985	544,589
Non-current derivative assets	16,073	—
Other non-current assets	45	953
Total assets	$3,008,794	$714,089

LIABILITIES AND PARTNERS’ EQUITY
Current liabilities
Derivative liabilities	$2,965	$—
Other current liabilities	2,775	1,158
Total current liabilities	5,740	1,158

Long-term debt	2,560,000	—

Partners’ equity	443,054	712,931
Total liabilities and partners’ equity	$3,008,794	$714,089

The accompanying notes are an integral part of these condensed financial statements.
CHENIERE ENERGY PARTNERS, L.P.

CONDENSED STATEMENTS OF OPERATIONS
(in thousands)

	Year Ended December 31,
	2016	2015	2014
Operating costs and expenses
Operating and maintenance expense	$5,326	$2,905	$—
General and administrative expense	3,927	2,760	3,383
General and administrative expense—affiliate	11,704	11,546	11,556
Depreciation and amortization expense	632	72	—
Total operating costs and expenses	21,589	17,283	14,939

Other income (expense)
Interest expense, net of capitalized interest	(22,858)	—	—
Derivative gain, net	11,478	—	—
Other income	351	173	162
Equity loss of affiliates	(138,577)	(301,781)	(395,259)
Total other expense	(149,606)	(301,608)	(395,097)

Net loss	$(171,195)	$(318,891)	$(410,036)

The accompanying notes are an integral part of these condensed financial statements.
CHENIERE ENERGY PARTNERS, L.P.

CONDENSED STATEMENTS OF CASH FLOWS
(in thousands)

	Year Ended December 31,
	2016	2015	2014
Cash flows used in operating activities	$(52,488)	$(43,723)	$(40,948)

Cash flows from investing activities
Property, plant and equipment, net	—	(671)	—
Investments in subsidiaries	(2,428,967)	12,832	(61,350)
Distributions received from affiliates, net	217,994	18,400	108,625
Net cash provided by (used in) investing activities	(2,210,973)	30,561	47,275

Cash flows from financing activities
Proceeds from issuance of debt	2,560,000	—	—
Debt issuance and deferred financing costs	(73,060)	—	—
Distributions to owners	(99,025)	(99,018)	(98,979)
Other	3	—	—
Net cash provided by (used in) financing activities	2,387,918	(99,018)	(98,979)

Net increase (decrease) in cash, cash equivalents and restricted cash	124,457	(112,180)	(92,652)
Cash, cash equivalents and restricted cash—beginning of period	109,950	222,130	314,782
Cash, cash equivalents and restricted cash—end of period	$234,407	$109,950	$222,130

Balances per Condensed Balance Sheets:

	December 31
	2016	2015	2014
Cash and cash equivalents	$—	$109,950	$222,130
Restricted cash	234,407	—	—
Total cash, cash equivalents and restricted cash	$234,407	$109,950	$222,130

The accompanying notes are an integral part of these condensed financial statements.
CHENIERE ENERGY PARTNERS, L.P.

NOTES TO CONDENSED FINANCIAL STATEMENTS

NOTE 1—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Condensed Financial Statements represent the financial information required by Securities and Exchange Commission Regulation S-X 5-04 for Cheniere Partners.

A substantial amount of Cheniere Partners’ operating, investing and financing activities are conducted by its affiliates. In the Condensed Financial Statements, Cheniere Partners’ investments in affiliates are presented under the equity method of accounting. Under this method, the assets and liabilities of affiliates are not consolidated. The investments in net assets of the affiliates are recorded on the Condensed Balance Sheets. The gain (loss) from operations of the affiliates is reported on a net basis as equity loss of affiliates.

The Condensed Financial Statements should be read in conjunction with Cheniere Partners’ Consolidated Financial Statements.

 NOTE 2—SUPPLEMENTAL CASH FLOW INFORMATION

The following table provides supplemental disclosure of cash flow information (in thousands):

	Year Ended December 31,
	2016	2015	2014
Non-cash capital contributions (1)	$138,577	$301,781	$395,259

(1)	Amounts represent equity loss of affiliates not funded by Cheniere Partners.